FAIR VALUE MEASUREMENTS - Schedule of Fair Value and Related Carrying Amounts of Long-term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt and other long-term obligations	$ 6,750	$ 5,900	$ 5,300
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt and other long-term obligations	$ 6,572	$ 5,522	$ 4,949